PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 9   PREMISES AND EQUIPMENT

Major classifications of premises and equipment, stated at cost, at December 31, 2015 and 2014 as follows:

	2015	2014
	(In thousands)

Land	$924	$916
Buildings	7,342	7,244
Furniture and equipment	4,528	4,941
Construction in process	9	4

	12,803	13,105
Less accumulated depreciation	7,125	7,037

Premises and equipment, net	$5,678	$6,068

Depreciation expense charged to operations was $587,000, $580,000, and $597,000 for the years ended December 31, 2015, 2014 and 2013, respectively. In the fourth quarter of 2014, the Corporation entered into an agreement to sell one of its full-service banking offices. No loans or deposits were sold in connection with this transaction. The sale closed in the first quarter of 2015 and at that time all personnel as well as all loan and deposit accounts were merged into an existing branch office in that marketplace. The branch’s book value of $1,178,000, net of costs to sell of $22,000 and the accrued loss on the sale of $59,000, was transferred to assets held for sale at year-end 2014. The estimated costs to sell and loss on the sale were charged against income in 2014.